Shareholder Report, Line Graph (Details) IT32_MassMutual Clinton Municipal Fund_Class Y_TSR Annual {Class Y} - USD ($)			12 Months Ended
	Sep. 30, 2024	Feb. 01, 2024	Sep. 30, 2025
Class Y
Account Value [Line Items]
Accumulated Value	$ 10,182	$ 10,000	$ 10,260
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Accumulated Value	$ 10,225.68	$ 10,000	$ 10,368.09